Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,460,473	$ 1,740,989	$ 362,598
Accounts receivable, net of allowance for doubtful accounts of $30,000 and $30,000 and $20,000 as of 2014 and 2013 and 2012, respectively	361,939	433,856	444,262
Inventory	202,737	109,073	92,615
Prepaid expenses and other current assets	126,838	141,921	170,960
Total Current Assets	2,151,987	2,425,839	1,070,435
Property and equipment, net of accumulated depreciation of $772,977 and $597,396 and $378,190 as of September 30, 2014 and December 31 2013 and 2012, respectively	315,893	466,772	581,567
Intangible assets, net of accumulated amortization of $221,696 and $153,416 and $83,333 as of 2014 and 2013 and 2012, respectively	233,504	301,784	166,667
Other Assets	34,030	34,109	27,501
Total Assets	2,735,414	3,228,504	1,846,170
Current Liabilities:
Accounts payable	539,237	485,401	348,712
Accrued expenses	99,666	177,943	160,098
Convertible Promissory Note	322,000	322,000	298,376
Note Payable-Investors	253,083	0
Total Current Liabilities	1,213,986	985,344	807,186
Commitments and Contingencies
Stockholders' Equity:
Preferred Stock, $.0001 par value; 5,000,000 shares authorized, 0 and 0 shares issued and outstanding at September 30, 2014 and December 31, 2013 respectively and 220,000 shares issued and outstanding at December 31, 2012	0	0	22
Common stock, $.0001 par value; 200,000,000 and 100,000,000 shares authorized; 63,805,451 and 52,402,247 and 30,252,938 shares issued and outstanding at 2014 and 2013 and 2012, respectively	6,381	5,240	3,025
Additional paid-in capital	27,400,241	21,948,920	14,485,740
Stock subscription receivable	0	(175,000)	0
Accumulated other comprehensive income (loss)	(459)	1,268	0
Accumulated deficit	(25,853,234)	(19,505,767)	(13,418,302)
Total	1,552,929	2,274,661	1,070,485
Less: Treasury Stock, at cost, 23,334 shares	(31,501)	(31,501)	(31,501)
Total Stockholders' Equity	1,521,428	2,243,160	1,038,984
Total Liabilities and Stockholders' Equity	$ 2,735,414	$ 3,228,504	$ 1,846,170